Impairment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	$ (226)	$ (190)	$ 191	$ (240)
Exploratory assets				(208)
Impairment of equity-accounted investments	67	3	59	3
Net effect within the statement of income	(159)	(187)	250	(445)
Losses	(228)	(190)	(236)	(454)
Reversals	69	3	486	9
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Net effect within the statement of income	(226)	(133)	191	(226)
Intangible assets other than goodwill [member]
IfrsStatementLineItems [Line Items]
Net effect within the statement of income				(165)
Non-current assets or disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Net effect within the statement of income		(57)		(57)
Investiments [Member]
IfrsStatementLineItems [Line Items]
Net effect within the statement of income	$ 67	$ 3	$ 59	$ 3